SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2018	2017	2016
Interest paid	$507	$451	$366
Income taxes paid	$427	$132	$33

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2018	2017	2016
Accounts receivable	$176	$(31)	$31
Prepayments and other	5	4	3
Accounts payable and other	(305)	158	11
Changes in non-cash working capital, net	$(124)	$131	$45